Financial Income and Expenses - Summary of Financial Revenues and Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Interest finance leases	€ 18	€ 18	€ 19
Interest on overdrafts and other finance costs	29	36	37
Interest on RCAs	15	90	53
Foreign Exchange differences		4,309	98
Finance expenses	62	4,454	207
Interest income bank account	308	927	1,413
Foreign Exchange differences	387		791
Deferred income Mesoblast	109	6
Finance income	804	933	2,204
Net Financial result	€ 743	€ (3,518)	€ 1,997